Risk/Return Detail Data - VIPAssetManagerPortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPAssetManagerPortfolio-InvestorPRO | VIP Asset Manager Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Asset Manager 50% Portfolio /Investor Class
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Asset Manager 50% Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16 % of the average value of its portfolio.
Portfolio Turnover, Rate	16.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Allocating the fund's assets among three main asset classes: the stock class (equity securities of all types, including funds that invest in such securities), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities which are sometimes referred to as high yield debt securities or junk bonds, and funds that invest in such securities), and the short-term/money market class (fixed-income securities of all types maturing in one year or less, including funds that invest in such securities). Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	13.89%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(11.83%)
Performance Table Heading	Average Annual Returns
VIPAssetManagerPortfolio-InvestorPRO | VIP Asset Manager Portfolio | VIP Asset Manager Portfolio - Investor Class
Risk/Return:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.60%
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750
2015	0.07%
2016	3.01%
2017	13.95%
2018	(5.39%)
2019	18.14%
2020	14.77%
2021	9.85%
2022	(15.00%)
2023	12.90%
2024	8.36%
VIPAssetManagerPortfolio-InvestorPRO | VIP Asset Manager Portfolio | Return Before Taxes | VIP Asset Manager Portfolio - Investor Class
Risk/Return:
Label	Investor Class
Past 1 year	8.36%
Past 5 years	5.56%
Past 10 years	5.58%
VIPAssetManagerPortfolio-InvestorPRO | VIP Asset Manager Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
VIPAssetManagerPortfolio-InvestorPRO | VIP Asset Manager Portfolio | F0001
Risk/Return:
Label	Fidelity Asset Manager 50% Composite Index℠
Past 1 year	9.08%
Past 5 years	5.56%
Past 10 years	5.97%

[1]	A Adjusted to reflect current fees.